Schedule of Investments
March 31, 2020 (unaudited)
Manor Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 99.01%

Air Transportation, Scheduled - 1.70%
Delta Air Lines, Inc.	3,229	92,123

Beverages - 3.79%
PepsiCo., Inc.	1,711	205,491

Biological Products (No Diagnositc Substances) - 4.01%
Biogen, Inc. (2)	687	217,353

Cable & Other Pay Television Services - 4.76%
Charter Communications, Inc. Class-A (2)	591	257,859

Cogeneration Services & Small Power Producers - 1.11%
AES Corp.	4,424	60,166

Computer Storage Devices - 1.90%
NetApp, Inc. (2)	2,473	103,099

Converted Paper & Paperboard Prods (No Containers/Boxes) - 5.43%
Avery Dennison Corp.	2,885	293,895

Crude Petroleum & Natural Gas - 2.49%
Cabot Oil & Gas Corp. Class-A	7,838	134,735

Engines & Turbines - 3.64%
Cummins, Inc.	1,456	197,026

Fire, Marine & Casualty Insurance - 2.05%
Chubb Ltd.	996	111,243

Hospital & Medical Services Plans - 4.23%
Anthem, Inc.	1,010	229,311

Life Insurance - 1.68%
MetLife, Inc.	2,968	90,732

National Commercial Banks - 6.90%
JPMorgan Chase & Co.	2,184	196,626
PNC Financial Services Group, Inc.	1,848	176,891

		373,517

Operative Builders - 3.55%
Horton D.R., Inc.	5,654	192,236

Personal Credit Institutions - 1.74%
Discover Financial Services	2,638	94,098

Petroleum Refining - 2.75%
Valero Energy Corp.	3,277	148,645

Pharmaceutical Preparations - 2.16%
Allergan, Plc.	659	116,709

Real Estate Investment Trusts - 5.55%
Equinix, Inc.	481	300,418

Retail-Drug Stores & Prorietary Stores - 1.78%
CVS Health Corp.	1,628	96,589

Retail-Grocery Stores - 2.22%
The Kroger Co.	3,984	119,998

Search, Detection, Navigation, Guidance, Aeronautical Sys - 2.60%
Raytheon Co.	1,072	140,593

Semiconductors & Related Devices - 11.81%
Applied Materials, Inc.	4,678	214,346
Microchip Technology, Inc.	2,741	185,840
Skyworks Solutions, Inc.	2,679	239,449

		639,635

Services-Business Services, Nec - 3.70%
Fidelity National Information Services, Inc.	1,649	200,584

Services-Computer Programming, Data Processing, Etc. - 4.06%
Facebook, Inc. Class-A (2)	1,319	220,009

Services-Prepackaged Software - 5.04%
Microsoft Corp.	1,731	272,996

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 0.67%
Nucor Corp.	1,003	36,128

Telephone Communications (No Radio Telephone) - 1.45%
AT&T, Inc.	2,693	78,501

Transportation Services - 2.73%
Booking Holdings, Inc. (2)	110	147,985

Water Transportation - 0.79%
Carnival Corp.	3,249	42,789

Wholesale-Drugs, Proprietaries - 2.71%
AmerisourceBergen Corp.	1,656	146,556

Total Common Stocks	(Cost $ 4,452,257)	5,361,019

Money Market Registered Investment Companies - 1.07%

First American Government Obligation Fund Class Z, 0.366% (3)	57,973	57,973

Total Money Market Registered Investment Companies	(Cost $ 57,972)	57,973

Total Investments - 100.08%	(Cost $ 4,510,230)	5,418,992

Liabilities in Excess of Other Assets - (0.08%)		(4,110)

Total Net Assets - 100.00%		5,414,882

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$5,418,992	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$5,418,992	$-

       The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2020.